PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

8.    PROPERTY, PLANT AND EQUIPMENT

Changes in the net carrying amount of property, plant and equipment are as follows:

	Land,
	buildings and		Telecom-	Projects
	leasehold	Furniture and	munication	under
	improvements	equipment	networks	development	Total
Cost

Balance as of December 31, 2022	$228.5	$1,316.6	$7,110.5	$70.8	$8,726.4
Additions[1]	1.4	56.9	205.0	126.0	389.3
Net change in additions financed with non-cash balances[2]	—	0.2	22.1	(21.6)	0.7
Business acquisitions (note 6)	11.3	16.7	598.0	83.1	709.1
Reclassification	0.4	2.9	95.6	(98.9)	—
Retirement, disposals and other	(4.4)	(82.2)	(71.8)	—	(158.4)
Balance as of December 31, 2023	237.2	1,311.1	7,959.4	159.4	9,667.1
Additions[1]	0.9	52.1	247.3	145.7	446.0
Net change in additions financed with non-cash balances[2]	—	(3.2)	(69.1)	17.8	(54.5)
Reclassification	0.9	8.9	146.6	(156.4)	—
Retirement, disposals and other	(2.3)	(59.4)	(92.4)	—	(154.1)
Balance as of December 31, 2024	$236.7	$1,309.5	$8,191.8	$166.5	$9,904.5

Accumulated depreciation and impairment losses

Balance as of December 31, 2022	$99.2	$1,096.1	$4,920.7	$—	$6,116.0
Depreciation	9.1	74.2	467.9	—	551.2
Retirement, disposals and other	(2.1)	(80.2)	(70.7)	—	(153.0)
Balance as of December 31, 2023	106.2	1,090.1	5,317.9	—	6,514.2
Depreciation	9.8	70.0	455.4	—	535.2
Retirement, disposals and other	(2.3)	(91.7)	(85.2)	—	(179.2)
Balance as of December 31, 2024	$113.7	$1,068.4	$5,688.1	$—	$6,870.2

Net carrying amount
As of December 31, 2023	$131.0	$221.0	$2,641.5	$159.4	$3,152.9
As of December 31, 2024	123.0	241.1	2,503.7	166.5	3,034.3
1	Net of government credits received for large investment projects ($26.7 million in 2024 and $8.2 million in 2023) and of deferred subsidies used for the roll-out of telecommunications services in various regions of Québec ($2.8 million in 2024 and $39.3 million in 2023).
2	Includes also the net change in government credits receivable for large investment projects (increase of $67.5 million in 2024 and decrease of $1.2 million in 2023).